Form N-1A Cover	Oct. 18, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
Entity Central Index Key	0001418144
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 18, 2024
Prospectus Date	Jul. 10, 2024
Supplement to Prospectus [Text Block]
INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED OCTOBER 18, 2024, TO THE PROSPECTUSES DATED
JULY 10, 2024, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)
Invesco QQQ Income Advantage ETF (QQA)
Invesco MSCI EAFE Income Advantage ETF (EFAA)
(each, a “Fund”)